Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of related party transactions outstanding
The following amounts were outstanding at 31 December:

	2023	2022
	£m	£m
Amounts owed by related parties
Kantar	17.5	26.1
Other	56.0	62.4
	73.5	88.5
Amounts owed to related parties
Kantar	(4.7)	(10.5)
Other	(70.4)	(65.2)
	(75.1)	(75.7)